Property, plant and equipment - Right-of-Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 12,017	$ 12,206
Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	11,487	11,837
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	116	139
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 414	$ 230